Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			17.69%	14.95%	14.10%
Performance Inception Date		Dec. 20, 2006
Class ADV | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class ADV | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%	14.42%	14.82%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			18.21%	15.46%	14.62%
Performance Inception Date		Dec. 31, 1979
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class I | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%	14.42%	14.82%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			17.94%	15.18%	14.33%
Performance Inception Date		Jun. 11, 2003
Class S | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%	14.42%	14.82%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			17.73%	15.00%	14.16%
Performance Inception Date		Feb. 27, 2009
Class S2 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S2 | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.88%	14.42%	14.82%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.